UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21686

                          Oppenheimer Portfolio Series
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: January 31

                      Date of reporting period: 07/31/2008

ITEM 1. REPORTS TO STOCKHOLDERS.

   JULY 31, 2008

--------------------------------------------------------------------------------

      Equity                                                    Management
      Investor Fund                                            Commentaries
      A Series of Oppenheimer Portfolio Series                      and
                                                                Semiannual
                                                                  Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

        An Interview with Your Fund's Managers

      SEMIANNUAL REPORT

        Listing of Investments

        Financial Statements

                                                    [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

[PIE CHART]

U.S. Equity Funds       70.6%
Global Equity Funds     29.4

Fund holdings and allocations are subject to change. Percentages are as of July 31, 2008, and are based on the total market value of investments in affiliated companies.

                           10 | EQUITY INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                            11 | EQUITY INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

      CLASS Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                            12 | EQUITY INVESTOR FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts

                            13 | EQUITY INVESTOR FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     BEGINNING           ENDING           EXPENSES
                                     ACCOUNT             ACCOUNT          PAID DURING
                                     VALUE               VALUE            6 MONTHS ENDED
ACTUAL                               FEBRUARY 1, 2008    JULY 31, 2008    JULY 31, 2008
------------------------------------------------------------------------------------------
Class A                              $1,000.00           $  943.40        $2.32
------------------------------------------------------------------------------------------
Class B                               1,000.00              939.50         6.14
------------------------------------------------------------------------------------------
Class C                               1,000.00              939.40         6.00
------------------------------------------------------------------------------------------
Class N                               1,000.00              941.50         3.29
------------------------------------------------------------------------------------------
Class Y                               1,000.00              945.30         0.05

HYPOTHETICAL
(5% return before expenses)
------------------------------------------------------------------------------------------
Class A                               1,000.00            1,022.48         2.42
------------------------------------------------------------------------------------------
Class B                               1,000.00            1,018.55         6.39
------------------------------------------------------------------------------------------
Class C                               1,000.00            1,018.70         6.24
------------------------------------------------------------------------------------------
Class N                               1,000.00            1,021.48         3.42
------------------------------------------------------------------------------------------
Class Y                               1,000.00            1,024.81         0.05

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2008 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            0.48%
-----------------------------
Class B            1.27
-----------------------------
Class C            1.24
-----------------------------
Class N            0.68
-----------------------------
Class Y            0.01

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                            14 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--100.1% 1
-------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITY FUNDS--29.5%
Oppenheimer Developing Markets Fund, Cl. Y                                               614,419     $ 26,389,303
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                         1,674,136      104,231,726
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                             932,855       26,138,610
                                                                                                     --------------
                                                                                                      156,759,639

-------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--70.6%
Oppenheimer Capital Appreciation Fund, Cl. Y                                           2,314,533      108,505,302
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                    2,499,116       79,746,784
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                        4,402,151       53,310,044
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                          2,954,802       56,052,608
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                          3,477,005       78,232,610
                                                                                                     --------------
                                                                                                      375,847,348

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $602,994,764)                                            100.1%     532,606,987
-------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (0.1)        (389,485)
                                                                                       ----------------------------
NET ASSETS                                                                                 100.0%    $532,217,502
                                                                                       ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES         GROSS         GROSS           SHARES
                                                    JANUARY 31, 2008     ADDITIONS    REDUCTIONS    JULY 31, 2008
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y               2,170,054       249,091       104,612        2,314,533
Oppenheimer Developing Markets Fund, Cl. Y                   681,054        67,064       133,699          614,419
Oppenheimer Global Fund, Cl. Y                             1,505,084       186,250        17,198        1,674,136
Oppenheimer Global Opportunities Fund, Cl. Y                 807,432       134,880         9,457          932,855
Oppenheimer Institutional Money Market Fund, Cl. E           144,934    22,559,258    22,704,192               --
Oppenheimer Main Street Fund, Cl. Y                        2,212,683       311,442        25,009        2,499,116
Oppenheimer Main Street Opportunity Fund, Cl. Y            3,863,720       582,471        44,040        4,402,151
Oppenheimer Main Street Small Cap Fund, Cl. Y              2,432,908       551,064        29,170        2,954,802
Oppenheimer Value Fund, Cl. Y                              3,075,162       437,424        35,581        3,477,005

                                                                                        DIVIDEND         REALIZED
                                                                             VALUE        INCOME             LOSS
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $108,505,302        $   --       $  837,925
Oppenheimer Developing Markets Fund, Cl. Y                              26,389,303            --          767,077
Oppenheimer Global Fund, Cl. Y                                         104,231,726            --          327,699
Oppenheimer Global Opportunities Fund, Cl. Y                            26,138,610            --          128,442
Oppenheimer Institutional Money Market Fund, Cl. E                              --         6,304               --
Oppenheimer Main Street Fund, Cl. Y                                     79,746,784            --          311,281
Oppenheimer Main Street Opportunity Fund, Cl. Y                         53,310,044            --          182,634
Oppenheimer Main Street Small Cap Fund, Cl. Y                           56,052,608            --          200,097
Oppenheimer Value Fund, Cl. Y                                           78,232,610            --          270,755
                                                                      ---------------------------------------------
                                                                      $532,606,987        $6,304       $3,025,910
                                                                      =============================================

                           F1 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).

      3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of July 31, 2008:

                                                      INVESTMENTS IN   OTHER FINANCIAL
      VALUATION DESCRIPTION                               SECURITIES      INSTRUMENTS*
      ----------------------------------------------------------------------------------
      Level 1--Quoted Prices                            $532,606,987               $--
      Level 2--Other Significant Observable Inputs                --                --
      Level 3--Significant Unobservable Inputs                    --                --
                                                        --------------------------------
      Total                                             $532,606,987               $--
                                                        ================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           F2 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

July 31, 2008

-----------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------

Investments, at value--see accompanying statement of
investments--affiliated companies (cost $602,994,764)               $ 532,606,987
-----------------------------------------------------------------------------------
Cash                                                                      283,199
-----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                        624,790
Other                                                                       9,780
                                                                    ---------------
Total assets                                                          533,524,756

-----------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------

Payables and other liabilities:
Shares of beneficial interest redeemed                                    773,673
Investments purchased                                                     282,720
Distribution and service plan fees                                        109,826
Transfer and shareholder servicing agent fees                              91,864
Trustees' compensation                                                     28,962
Shareholder communications                                                  4,450
Other                                                                      15,759
                                                                    ---------------
Total liabilities                                                       1,307,254

-----------------------------------------------------------------------------------
NET ASSETS                                                          $ 532,217,502
                                                                    ===============

-----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------

Par value of shares of beneficial interest                          $      47,953
-----------------------------------------------------------------------------------
Additional paid-in capital                                            582,848,742
-----------------------------------------------------------------------------------
Accumulated net investment loss                                        (2,099,549)
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments                           21,808,133
-----------------------------------------------------------------------------------
Net unrealized depreciation on investments                            (70,387,777)
                                                                    ---------------
NET ASSETS                                                          $ 532,217,502
                                                                    ===============

                           F3 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$274,611,918 and 24,614,867 shares of beneficial interest outstanding)                      $11.16
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                    $11.84
----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $80,237,326
and 7,280,320 shares of beneficial interest outstanding)                                    $11.02
----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $115,446,009
and 10,487,459 shares of beneficial interest outstanding)                                   $11.01
----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $59,314,237
and 5,337,620 shares of beneficial interest outstanding)                                    $11.11
----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $2,608,012 and 232,336 shares of beneficial interest outstanding)                 $11.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           F4 | EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2008

----------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------

Dividends from affiliated companies                           $      6,304
----------------------------------------------------------------------------
Interest                                                             6,265
                                                              --------------
Total investment income                                             12,569

----------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------

Distribution and service plan fees:
Class A                                                            338,091
Class B                                                            405,426
Class C                                                            578,264
Class N                                                            146,672
----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                            264,885
Class B                                                             91,061
Class C                                                            122,676
Class N                                                             47,099
----------------------------------------------------------------------------
Shareholder communications:
Class A                                                             37,819
Class B                                                             14,514
Class C                                                             12,322
Class N                                                              1,624
Class Y                                                                 11
----------------------------------------------------------------------------
Trustees' compensation                                              12,934
----------------------------------------------------------------------------
Custodian fees and expenses                                          1,819
----------------------------------------------------------------------------
Other                                                               18,549
                                                              --------------
Total expenses                                                   2,093,766
Less reduction to custodian expenses                                  (133)
Less waivers and reimbursements of expenses                           (159)
                                                              --------------
Net expenses                                                     2,093,474

----------------------------------------------------------------------------
NET INVESTMENT LOSS                                             (2,080,905)

----------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
----------------------------------------------------------------------------

Net realized loss on investments from affiliated
companies                                                       (3,025,910)
----------------------------------------------------------------------------
Net change in unrealized depreciation on investments           (27,876,458)

----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(32,983,273)
                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           F5 | EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         SIX MONTHS             YEAR
                                                                                              ENDED            ENDED
                                                                                      JULY 31, 2008      JANUARY 31,
                                                                                        (UNAUDITED)             2008
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                                          $  (2,080,905)   $  11,840,755
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                 (3,025,910)      27,675,666
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                   (27,876,458)     (62,666,904)
                                                                                      --------------------------------

Net decrease in net assets resulting from operations                                    (32,983,273)     (23,150,483)

----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                          --       (6,834,536)
Class B                                                                                          --       (1,518,294)
Class C                                                                                          --       (2,199,214)
Class N                                                                                          --       (1,303,777)
Class Y                                                                                          --          (78,107)
                                                                                      --------------------------------

                                                                                                 --      (11,933,928)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                          --       (4,212,810)
Class B                                                                                          --       (1,300,283)
Class C                                                                                          --       (1,796,530)
Class N                                                                                          --         (866,546)
Class Y                                                                                          --          (41,914)
                                                                                      --------------------------------

                                                                                                 --       (8,218,083)

----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                  29,021,378      111,010,914
Class B                                                                                   6,177,523       26,272,715
Class C                                                                                  12,522,700       49,412,256
Class N                                                                                   8,603,688       23,207,023
Class Y                                                                                     231,927          733,708
                                                                                      --------------------------------

                                                                                         56,557,216      210,636,616

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------

Total increase                                                                           23,573,943      167,334,122
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     508,643,559      341,309,437
                                                                                      --------------------------------

End of period (including accumulated net investment loss
of $2,099,549 and $18,644, respectively)                                              $ 532,217,502    $ 508,643,559
                                                                                      ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           F6 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2008                   YEAR ENDED JANUARY 31,
CLASS A                                                    (UNAUDITED)          2008          2007       2006 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $       11.83      $  12.63     $   11.60      $ 10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    (.03)          .38           .25          .22
Net realized and unrealized gain (loss)                           (.64)         (.65)         1.00         1.52
                                                         --------------------------------------------------------
Total from investment operations                                  (.67)         (.27)         1.25         1.74
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --          (.33)         (.18)        (.12)
Distributions from net realized gain                                --          (.20)         (.04)        (.02)
                                                         --------------------------------------------------------
Total dividends and distributions to shareholders                   --          (.53)         (.22)        (.14)
-----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $       11.16      $  11.83     $   12.63      $ 11.60
                                                         ========================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               (5.66)%       (2.45)%       10.85%       17.46%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $     274,612      $262,208     $ 173,539      $48,132
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $     276,110      $239,348     $ 109,318      $17,321
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     (0.47)%        2.87%         2.07%        2.47%
Total expenses 5                                                  0.48%         0.45%         0.50%        0.70%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                0.48%         0.45%         0.50%        0.68%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              3%            2%            2%           7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Six Months Ended July 31, 2008      1.12%
        Year Ended January 31, 2008         1.08%
        Year Ended January 31, 2007         1.15%
        Period Ended January 31, 2006       1.39%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            F7 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                                ENDED
                                                        JULY 31, 2008                      YEAR ENDED JANUARY 31,
CLASS B                                                   (UNAUDITED)          2008           2007         2006 1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                    $       11.73     $   12.54        $ 11.55     $    10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                   (.07)          .26            .14            .16
Net realized and unrealized gain (loss)                          (.64)         (.63)          1.01           1.50
                                                        -----------------------------------------------------------
Total from investment operations                                 (.71)         (.37)          1.15           1.66
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --          (.24)          (.12)          (.09)
Distributions from net realized gain                               --          (.20)          (.04)          (.02)
                                                        -----------------------------------------------------------
Total dividends and distributions to shareholders                  --          (.44)          (.16)          (.11)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $       11.02     $   11.73        $ 12.54     $    11.55
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (6.05)%       (3.23)%         9.97%         16.70%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                $      80,238     $  79,187        $59,406     $   19,078
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $      81,690     $  75,204        $38,569     $    7,050
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                    (1.26)%        1.98%          1.19%          1.83%
Total expenses 5                                                 1.27%         1.25%          1.31%          1.53%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               1.27%         1.25%          1.31%          1.50%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Six Months Ended July 31, 2008   1.91%
        Year Ended January 31, 2008      1.88%
        Year Ended January 31, 2007      1.96%
        Period Ended January 31, 2006    2.22%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           F8 | EQUITY INVESTOR FUND

                                                           SIX MONTHS
                                                                ENDED
                                                        JULY 31, 2008                      YEAR ENDED JANUARY 31,
CLASS C                                                   (UNAUDITED)          2008           2007         2006 1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                    $       11.72     $   12.53        $ 11.54     $    10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                   (.07)          .28            .14            .15
Net realized and unrealized gain (loss)                          (.64)         (.64)          1.01           1.51
                                                        -----------------------------------------------------------
Total from investment operations                                 (.71)         (.36)          1.15           1.66
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --          (.25)          (.12)          (.10)
Distributions from net realized gain                               --          (.20)          (.04)          (.02)
                                                        -----------------------------------------------------------
Total dividends and distributions to shareholders                  --          (.45)          (.16)          (.12)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $       11.01     $   11.72        $ 12.53     $    11.54
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (6.06)%       (3.15)%        10.00%         16.64%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                $     115,446     $ 110,383        $70,691     $   20,034
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $     116,361     $  98,098        $45,312     $    6,131
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                    (1.24)%        2.15%          1.23%          1.71%
Total expenses 5                                                 1.24%         1.23%          1.29%          1.48%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               1.24%         1.23%          1.29%          1.45%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Six Months Ended July 31, 2008      1.88%
        Year Ended January 31, 2008         1.86%
        Year Ended January 31, 2007         1.94%
        Period Ended January 31, 2006       2.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           F9 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                                ENDED
                                                        JULY 31, 2008                      YEAR ENDED JANUARY 31,
CLASS N                                                   (UNAUDITED)          2008           2007         2006 1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                    $       11.80     $   12.60        $ 11.59     $    10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                   (.04)          .35            .29            .24
Net realized and unrealized gain (loss)                          (.65)         (.65)           .94           1.49
                                                        -----------------------------------------------------------
Total from investment operations                                 (.69)         (.30)          1.23           1.73
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --          (.30)          (.18)          (.12)
Distributions from net realized gain                               --          (.20)          (.04)          (.02)
                                                        -----------------------------------------------------------
Total dividends and distributions to shareholders                  --          (.50)          (.22)          (.14)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $       11.11     $   11.80        $ 12.60     $    11.59
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (5.85)%       (2.63)%        10.67%         17.34%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                $      59,314     $  54,336        $35,652     $    5,608
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $      59,019     $  48,745        $18,874     $    1,717
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                    (0.67)%        2.67%          2.47%          2.62%
Total expenses 5                                                 0.68%         0.68%          0.69%          0.79%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               0.68%         0.68%          0.69%          0.78%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Six Months Ended July 31, 2008      1.32%
        Year Ended January 31, 2008         1.31%
        Year Ended January 31, 2007         1.34%
        Period Ended January 31, 2006       1.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           F10 | EQUITY INVESTOR FUND

                                                           SIX MONTHS
                                                                ENDED
                                                        JULY 31, 2008                       YEAR ENDED JANUARY 31,
CLASS Y                                                   (UNAUDITED)           2008           2007         2006 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                    $       11.88     $    12.67        $ 11.61     $    10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                     -- 3          .43            .29            .24
Net realized and unrealized gain (loss)                          (.65)          (.64)          1.03           1.52
                                                        ------------------------------------------------------------
Total from investment operations                                 (.65)          (.21)          1.32           1.76
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --           (.38)          (.22)          (.13)
Distributions from net realized gain                               --           (.20)          (.04)          (.02)
                                                        ------------------------------------------------------------
Total dividends and distributions to shareholders                  --           (.58)          (.26)          (.15)
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $       11.23     $    11.88        $ 12.67     $    11.61
                                                        ============================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                              (5.47)%        (2.00)%        11.42%         17.69%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                $       2,608     $    2,530        $ 2,021     $      711
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $       2,612     $    2,508        $ 1,267     $      331
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                    (0.01)%         3.25%          2.46%          2.67%
Total expenses 6                                                 0.01%          0.02%          0.03%          0.30%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               0.01%          0.02%          0.03%          0.27%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%             2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including all underlying fund expenses were as follows:

        Six Months Ended July 31, 2008       0.65%
        Year Ended January 31, 2008          0.65%
        Year Ended January 31, 2007          0.68%
        Period Ended January 31, 2006        0.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           F11 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Equity Investor Fund (the "Fund") is a series of the Trust whose investment objective is to seek long-term growth of capital. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not

                           F12 | EQUITY INVESTOR FUND
necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

      To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

      The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

      Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

                           F13 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      As of July 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,025,910. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities  $ 602,994,764
                                        =============
        Gross unrealized appreciation   $   1,710,876
        Gross unrealized depreciation     (72,098,653)
                                        -------------
        Net unrealized depreciation     $ (70,387,777)
                                        =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing

                           F14 | EQUITY INVESTOR FUND

Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

        Projected Benefit Obligations Increased        $ 7,478
        Payments Made to Retired Trustees                    6
        Accumulated Liability as of July 31, 2008       21,024

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

                           F15 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                        SIX MONTHS ENDED JULY 31, 2008      YEAR ENDED JANUARY 31, 2008
                                              SHARES            AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A
Sold                                       4,890,336     $  57,391,479      10,914,889    $ 143,741,742
Dividends and/or
distributions reinvested                          --                --         830,164       10,636,288
Redeemed                                  (2,436,470)      (28,370,101)     (3,324,723)     (43,367,116)
                                          ---------------------------------------------------------------
Net increase                               2,453,866     $  29,021,378       8,420,330    $ 111,010,914
                                          ===============================================================

---------------------------------------------------------------------------------------------------------
CLASS B
Sold                                       1,280,102     $  14,835,409       2,909,331    $  37,978,741
Dividends and/or
distributions reinvested                          --                --         215,120        2,734,266
Redeemed                                    (747,860)       (8,657,886)     (1,113,188)     (14,440,292)
                                          ---------------------------------------------------------------
Net increase                                 532,242     $   6,177,523       2,011,263    $  26,272,715
                                          ===============================================================

---------------------------------------------------------------------------------------------------------
CLASS C
Sold                                       2,169,377     $  25,142,608       5,030,455    $  65,585,341
Dividends and/or
distributions reinvested                          --                --         304,091        3,858,873
Redeemed                                  (1,100,792)      (12,619,908)     (1,555,496)     (20,031,958)
                                          ---------------------------------------------------------------
Net increase                               1,068,585     $  12,522,700       3,779,050    $  49,412,256
                                          ===============================================================

                           F16 | EQUITY INVESTOR FUND

                                        SIX MONTHS ENDED JULY 31, 2008      YEAR ENDED JANUARY 31, 2008
                                              SHARES            AMOUNT           SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS N
Sold                                       1,374,646      $ 16,147,769        2,431,824   $  31,836,415
Dividends and/or
distributions reinvested                          --                --          150,827       1,926,056
Redeemed                                    (642,798)       (7,544,081)        (806,573)    (10,555,448)
                                           --------------------------------------------------------------
Net increase                                 731,848      $  8,603,688        1,776,078   $  23,207,023
                                           ==============================================================

---------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                          49,792      $    587,928          117,125   $   1,549,814
Dividends and/or distributions                    --                --            9,336         119,962
reinvested
Redeemed                                     (30,450)         (356,001)         (73,009)       (936,068)
                                           --------------------------------------------------------------
Net increase                                  19,342      $    231,927           53,452   $     733,708
                                           ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2008, were as follows:

                                      PURCHASES          SALES
        ------------------------------------------------------
        Investment securities      $ 70,556,853   $ 15,184,629

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund's investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund's investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 31, 2008 was 0.58%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2008, the Fund paid $507,232 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

                           F17 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $1,623,259, $1,024,483 and $538,714, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                   CLASS A         CLASS B          CLASS C          CLASS N
                                  CLASS A       CONTINGENT      CONTINGENT       CONTINGENT       CONTINGENT
                                FRONT-END         DEFERRED        DEFERRED         DEFERRED         DEFERRED
                            SALES CHARGES    SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS                    RETAINED BY      RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY
ENDED                         DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
July 31, 2008                   $ 441,756          $ 9,809        $ 85,670         $ 12,865          $ 1,382

                           F18 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      Prior to June 1, 2008, the Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended July 31, 2008, the Manager waived $159 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                           F19 | EQUITY INVESTOR FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                           F20 | EQUITY INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                            15 | EQUITY INVESTOR FUND




  JULY 31, 2008

--------------------------------------------------------------------------------

    Active Allocation                                       Management
    Fund                                                   Commentaries
    A Series of Oppenheimer Portfolio Series                   and
                                                            Semiannual
                                                              Report

--------------------------------------------------------------------------------

    MANAGEMENT COMMENTARIES

      An Interview with Your Fund's Managers

    SEMIANNUAL REPORT

      Listing of Investments

      Financial Statements

                                                [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

[PIE CHART]

U.S. Equity Funds               51.2%
Fixed Income Funds              25.9
Global Equity Funds             17.5
Alternative Investment Fund      5.1
Money Market Fund                0.3

Fund holdings and allocations are subject to change. Percentages are as of July 31, 2008, and are based on the total market value of investments in affiliated companies.

                           10 | ACTIVE ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                           11 | ACTIVE ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

      CLASS Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                           12 | ACTIVE ALLOCATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts

                           13 | ACTIVE ALLOCATION FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING          ENDING          EXPENSES
                               ACCOUNT            ACCOUNT         PAID DURING
                               VALUE              VALUE           6 MONTHS ENDED
ACTUAL                         FEBRUARY 1, 2008   JULY 31, 2008   JULY 31, 2008
----------------------------------------------------------------------------------
Class A                        $  1,000.00        $    947.70     $  2.42
----------------------------------------------------------------------------------
Class B                           1,000.00             943.70        6.25
----------------------------------------------------------------------------------
Class C                           1,000.00             944.50        6.11
----------------------------------------------------------------------------------
Class N                           1,000.00             947.50        3.44
----------------------------------------------------------------------------------
Class Y                           1,000.00             949.70        0.68

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------
Class A                           1,000.00           1,022.38        2.52
----------------------------------------------------------------------------------
Class B                           1,000.00           1,018.45        6.49
----------------------------------------------------------------------------------
Class C                           1,000.00           1,018.60        6.34
----------------------------------------------------------------------------------
Class N                           1,000.00           1,021.33        3.57
----------------------------------------------------------------------------------
Class Y                           1,000.00           1,024.17        0.70

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2008 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.50%
---------------------------
Class B           1.29
---------------------------
Class C           1.26
---------------------------
Class N           0.71
---------------------------
Class Y           0.14

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                           14 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS July 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                      SHARES             VALUE
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.4% 1
------------------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUND--5.0%
Oppenheimer Real Estate Fund, Cl. Y                                7,045,325    $  133,649,801
------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--25.8%
Oppenheimer Champion Income Fund, Cl. Y                           18,179,241       140,525,539
------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                 31,671,767       299,298,193
------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                        19,587,439       126,926,608
------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                          12,312,905       115,248,784
                                                                                ----------------

                                                                                   681,999,124

------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--17.4%
Oppenheimer Developing Markets Fund, Cl. Y                           482,815        20,736,921
------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                     3,908,703       243,355,860
------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                       4,898,207       137,247,754
------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                         792,950        21,290,722
------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                  940,079        18,378,540
------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A            1,167,325        18,945,681
                                                                                ----------------

                                                                                   459,955,478

------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 2.67% 2        8,932,085         8,932,085
------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--50.9%
Oppenheimer Capital Appreciation Fund, Cl. Y                       7,810,377       366,150,444
------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                7,661,309       244,472,360
------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                   11,706,240       141,762,566
------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                      7,377,129       139,944,140
------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 3                                   2,191,447        39,270,743
------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                    1,232,785        38,586,174
------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                     16,756,919       377,030,667
                                                                                ----------------

                                                                                 1,347,217,094

------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,946,881,980)                       99.4%    2,631,753,582
------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                          0.6        16,085,344
                                                                  ------------------------------

NET ASSETS                                                             100.0%   $2,647,838,926
                                                                  ==============================

                          F1 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES             GROSS             GROSS           SHARES
                                                          JANUARY 31, 2008         ADDITIONS        REDUCTIONS    JULY 31, 2008
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                     7,395,404           476,094            61,121        7,810,377
Oppenheimer Champion Income Fund, Cl. Y                         16,515,149         1,804,781           140,689       18,179,241
Oppenheimer Core Bond Fund, Cl. Y                               29,099,763         2,811,522           239,518       31,671,767
Oppenheimer Developing Markets Fund, Cl. Y                         457,641            28,978             3,804          482,815
Oppenheimer Global Fund, Cl. Y                                   3,691,578           249,836            32,711        3,908,703
Oppenheimer Global Opportunities Fund, Cl. Y                     4,621,178           319,036            42,007        4,898,207
Oppenheimer Institutional Money Market Fund, Cl. E              22,664,856       129,304,674       143,037,445        8,932,085
Oppenheimer International Bond Fund, Cl. Y                      18,223,098         1,504,800           140,459       19,587,439
Oppenheimer International Growth Fund, Cl. Y                       753,125            45,808             5,983          792,950
Oppenheimer International Small Company Fund, Cl. Y                890,431            57,224             7,576          940,079
Oppenheimer Main Street Fund, Cl. Y                              7,233,544           491,515            63,750        7,661,309
Oppenheimer Main Street Opportunity Fund, Cl. Y                 11,047,198           757,289            98,247       11,706,240
Oppenheimer Main Street Small Cap Fund, Cl. Y                    6,936,180           506,251            65,302        7,377,129
Oppenheimer MidCap Fund, Cl. Y                                   2,069,622           139,844            18,019        2,191,447
Oppenheimer Quest International Value Fund, Inc., Cl. A          1,105,423            71,474             9,572        1,167,325
Oppenheimer Real Estate Fund, Cl. Y                              6,562,660           546,988            64,323        7,045,325
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                  1,165,687            77,236            10,138        1,232,785
Oppenheimer U.S. Government Trust, Cl. Y                        11,382,541         1,021,653            91,289       12,312,905
Oppenheimer Value Fund, Cl. Y                                   15,820,161         1,077,094           140,336       16,756,919

                                                                                                      DIVIDEND         REALIZED
                                                                                       VALUE            INCOME             LOSS
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                  $  366,150,444    $           --    $     488,664
Oppenheimer Champion Income Fund, Cl. Y                                          140,525,539         5,793,156          190,600
Oppenheimer Core Bond Fund, Cl. Y                                                299,298,193         9,259,357          131,057
Oppenheimer Developing Markets Fund, Cl. Y                                        20,736,921                --           21,562
Oppenheimer Global Fund, Cl. Y                                                   243,355,860                --          604,495
Oppenheimer Global Opportunities Fund, Cl. Y                                     137,247,754                --          563,295
Oppenheimer Institutional Money Market Fund, Cl. E                                 8,932,085           424,642               --
Oppenheimer International Bond Fund, Cl. Y                                       126,926,608         2,729,238           32,077
Oppenheimer International Growth Fund, Cl. Y                                      21,290,722                --           11,101
Oppenheimer International Small Company Fund, Cl. Y                               18,378,540                --          106,189
Oppenheimer Main Street Fund, Cl. Y                                              244,472,360                --          782,650
Oppenheimer Main Street Opportunity Fund, Cl. Y                                  141,762,566                --          401,805
Oppenheimer Main Street Small Cap Fund, Cl. Y                                    139,944,140                --          451,072
Oppenheimer MidCap Fund, Cl. Y                                                    39,270,743                --           19,109
Oppenheimer Quest International Value Fund, Inc., Cl. A                           18,945,681                --           34,757
Oppenheimer Real Estate Fund, Cl. Y                                              133,649,801         1,075,739          433,136
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                   38,586,174                --          111,009

                          F2 | ACTIVE ALLOCATION FUND

                                                                                                      DIVIDEND         REALIZED
                                                                                       VALUE            INCOME             LOSS
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                                      $  115,248,784       $ 2,962,240       $   22,334
Oppenheimer Value Fund, Cl. Y                                                    377,030,667                --        1,048,959
                                                                              ---------------------------------------------------
                                                                              $2,631,753,582       $22,244,372       $5,453,871
                                                                              ===================================================

2. Rate shown is the 7-day yield as of July 31, 2008.

3. Non-income producing security.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

   2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).

   3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of July 31, 2008:

                                                     INVESTMENTS IN    OTHER FINANCIAL
   VALUATION DESCRIPTION                                 SECURITIES       INSTRUMENTS*
   -------------------------------------------------------------------------------------
   Level 1--Quoted Prices                            $2,631,753,582       $  3,425,889
   Level 2--Other Significant Observable Inputs                  --         (2,282,159)
   Level 3--Significant Unobservable Inputs                      --                 --
                                                     -----------------------------------
   Total                                             $2,631,753,582       $  1,143,730
                                                     ===================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF JULY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                  UNREALIZED
                                            NUMBER OF     EXPIRATION                            APPRECIATION
CONTRACT DESCRIPTION           BUY/SELL     CONTRACTS           DATE              VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
MidCap 400 Index                    Buy            64        9/18/08       $ 25,724,800         $ (2,216,057)
Standard & Poor's 500 E-Mini       Sell         2,085        9/19/08        132,095,175            3,331,097
U.S. Treasury Nts., 10 yr.          Buy         1,161        9/19/08        133,315,453              945,447
                                                                                                ---------------
                                                                                                $  2,060,487
                                                                                                ===============

                          F3 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF JULY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                          PAY/
                                                BUY/SELL    NOTIONAL   RECEIVE                     PREMIUM
SWAP                                              CREDIT      AMOUNT     FIXED   TERMINATION     RECEIVED/
COUNTERPARTY             REFERENCE ENTITY     PROTECTION      (000s)      RATE          DATE        (PAID)          VALUE
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International            CDX.NA.IG.10 Index          Buy   $  26,500      1.55%      6/20/13    $  462,481    $  (334,470)
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.   CDX.NA.HY.10 Index         Sell      26,500      5.00       6/20/13     1,514,548     (1,287,980)
                                                                                                ----------------------------
                                                                                                $1,977,029    $(1,622,450)
                                                                                                ============================

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JULY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                         NOTIONAL               PAID BY             RECEIVED BY    TERMINATION
COUNTERPARTY                   AMOUNT              THE FUND                THE FUND           DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                                                                      One-Month USD
                                                                    BBA LIBOR minus
                                                                    30 basis points
                                                               and if negative, the
                                               If positive,       absolute value of
                                           the Total Return        the Total Return
                                            of the S&P 500/         of the S&P 500/
                                            Citigroup Value         Citigroup Value
                          $ 2,934,682    Total Return Index      Total Return Index         4/8/09     $ (72,450)
                                                                      One-Month USD
                                                                    BBA LIBOR minus
                                                                    30 basis points
                                                               and if negative, the
                                               If positive,       absolute value of
                                           the Total Return        the Total Return
                                            of the S&P 500/         of the S&P 500/
                                            Citigroup Value         Citigroup Value
                           27,189,774    Total Return Index      Total Return Index         4/8/09      (587,259)
                                                                                                       ------------
                                                                                                       $(659,709)
                                                                                                       ============

Abbreviation is as follows:
BBA LIBOR British Bankers' Association London-Interbank Offered Rate

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F4 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

July 31, 2008

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments--affiliated
companies (cost $2,946,881,980)                                                         $2,631,753,582
---------------------------------------------------------------------------------------------------------
Cash                                                                                         1,037,052
---------------------------------------------------------------------------------------------------------
Cash used for collateral on futures                                                         18,013,000
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Dividends                                                                                    3,865,076
Futures margins                                                                              3,425,889
Shares of beneficial interest sold                                                           3,407,778
Other                                                                                           44,373
                                                                                        -----------------
Total assets                                                                             2,661,546,750

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------

Swaps, at value (premiums received $1,977,029)                                               2,282,159
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                       6,455,468
Investments purchased                                                                        3,866,954
Distribution and service plan fees                                                             531,175
Transfer and shareholder servicing agent fees                                                  312,366
Trustees' compensation                                                                         155,016
Shareholder communications                                                                      76,700
Other                                                                                           27,986
                                                                                        -----------------
Total liabilities                                                                           13,707,824

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $2,647,838,926
                                                                                        =================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                              $      248,941
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               2,871,687,378
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           14,156,294
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              75,119,354
---------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                         (313,373,041)
                                                                                        -----------------

NET ASSETS                                                                              $2,647,838,926
                                                                                        =================

                          F5 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,412,843,644 and 132,152,869 shares of beneficial interest outstanding)          $10.69
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                 $11.34
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $436,310,569
and 41,270,355 shares of beneficial interest outstanding)                          $10.57
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $628,132,713
and 59,502,186 shares of beneficial interest outstanding)                          $10.56
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $166,711,843 and
15,659,185 shares of beneficial interest outstanding)                              $10.65
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $3,840,157 and 356,860 shares of beneficial interest outstanding)        $10.76

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F6 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2008

----------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------

Dividends from affiliated companies              $ 22,244,372
----------------------------------------------------------------
Interest                                               85,239
                                                 ---------------
Total investment income                            22,329,611

----------------------------------------------------------------
EXPENSES
----------------------------------------------------------------

Distribution and service plan fees:
Class A                                             1,769,949
Class B                                             2,235,535
Class C                                             3,201,848
Class N                                               417,992
----------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                               900,790
Class B                                               354,054
Class C                                               435,595
Class N                                                85,095
Class Y                                                   445
----------------------------------------------------------------
Shareholder communications:
Class A                                               113,954
Class B                                                57,509
Class C                                                49,763
Class N                                                 4,085
Class Y                                                    71
----------------------------------------------------------------
Asset allocation fees                               1,348,207
----------------------------------------------------------------
Trustees' compensation                                 66,261
----------------------------------------------------------------
Custodian fees and expenses                             7,386
----------------------------------------------------------------
Other                                                  40,194
                                                 ---------------
Total expenses                                     11,088,733
Less reduction to custodian expenses                   (2,594)
Less waivers and reimbursements of expenses           (18,195)
                                                 ---------------
Net expenses                                       11,067,944

----------------------------------------------------------------
NET INVESTMENT INCOME                              11,261,667

                          F7 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from affiliated companies                                     $  (5,453,871)
Closing and expiration of futures contracts                                  (4,493,898)
Foreign currency transactions                                                  (429,504)
Swap contracts                                                                3,586,243
                                                                          ----------------

Net realized loss                                                            (6,791,030)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                (156,323,989)
Translation of assets and liabilities denominated in foreign currencies         204,055
Futures contracts                                                               158,297
Swap contracts                                                                2,435,519
                                                                          ----------------
Net change in unrealized depreciation                                      (153,526,118)

------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(149,055,481)
                                                                          ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F8 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS               YEAR
                                                                                         ENDED              ENDED
                                                                                 JULY 31, 2008        JANUARY 31,
                                                                                   (UNAUDITED)               2008
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------

Net investment income                                                           $   11,261,667     $   77,241,153
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (6,791,030)       115,228,800
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                             (153,526,118)      (277,135,980)
                                                                                ------------------------------------

Net decrease in net assets resulting from operations                              (149,055,481)       (84,666,027)

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                     --        (49,762,444)
Class B                                                                                     --        (13,063,856)
Class C                                                                                     --        (18,702,863)
Class N                                                                                     --         (5,468,177)
Class Y                                                                                     --           (158,040)
                                                                                ------------------------------------

                                                                                            --        (87,155,380)
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                     --        (19,567,662)
Class B                                                                                     --         (6,468,393)
Class C                                                                                     --         (9,012,023)
Class N                                                                                     --         (2,267,194)
Class Y                                                                                     --            (57,016)
                                                                                ------------------------------------

                                                                                            --        (37,372,288)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             93,526,804        551,288,066
Class B                                                                             12,755,889        134,492,010
Class C                                                                             33,797,484        248,464,306
Class N                                                                             14,352,651         65,148,152
Class Y                                                                                252,335          1,324,654
                                                                                ------------------------------------

                                                                                   154,685,163      1,000,717,188

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------

Total increase                                                                       5,629,682        791,523,493
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                              2,642,209,244      1,850,685,751
                                                                                ------------------------------------

End of period (including accumulated net investment income of $14,156,294
and $2,894,627, respectively)                                                   $2,647,838,926     $2,642,209,244
                                                                                ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           F9 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2008                            YEAR ENDED JANUARY 31,
CLASS A                                                    (UNAUDITED)              2008            2007          2006 1
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $       11.28     $       12.05     $     11.10     $     10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .06               .44             .35             .43
Net realized and unrealized gain (loss)                           (.65)             (.61)            .89             .89
                                                         ------------------------------------------------------------------
Total from investment operations                                  (.59)             (.17)           1.24            1.32
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --              (.43)           (.24)           (.20)
Distributions from net realized gain                                --              (.17)           (.05)           (.02)
                                                         ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                --              (.60)           (.29)           (.22)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $       10.69     $       11.28     $     12.05     $     11.10
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               (5.23)%           (1.69)%         11.14%          13.31%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $   1,412,844     $   1,396,770     $   956,520     $   293,578
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $   1,442,559     $   1,267,499     $   605,517     $   112,224
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             1.16%             3.54%           3.10%           4.94%
Total expenses 5                                                  0.50%             0.48%           0.51%           0.56%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.50%             0.48%           0.50%           0.55%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%               18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

          Six Months Ended July 31, 2008      1.12%
          Year Ended January 31, 2008         1.11%
          Year Ended January 31, 2007         1.16%
          Period Ended January 31, 2006       1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F10 | ACTIVE ALLOCATION FUND

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2008                            YEAR ENDED JANUARY 31,
CLASS B                                                    (UNAUDITED)              2008           2007           2006 1
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $       11.20     $       11.97     $     11.07     $     10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .02               .33             .26             .36
Net realized and unrealized gain (loss)                           (.65)             (.59)            .86             .91
                                                         ------------------------------------------------------------------
Total from investment operations                                  (.63)             (.26)           1.12            1.27
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --              (.34)           (.17)           (.18)
Distributions from net realized gain                                --              (.17)           (.05)           (.02)
                                                         ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                --              (.51)           (.22)           (.20)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $       10.57     $       11.20     $     11.97     $     11.07
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               (5.63)%           (2.40)%         10.15%          12.72%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $     436,310     $     449,130     $   349,024     $   115,629
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $     450,731     $     433,217     $   229,365     $    46,284
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             0.37%             2.64%           2.26%           4.06%
Total expenses 5                                                  1.29%             1.27%           1.29%           1.37%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.29%             1.27%           1.29%           1.34%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%               18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Six Months Ended July 31, 2008    1.91%
        Year Ended January 31, 2008       1.90%
        Year Ended January 31, 2007       1.94%
        Period Ended January 31, 2006     2.09%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F11 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2008                            YEAR ENDED JANUARY 31,
CLASS C                                                    (UNAUDITED)              2008            2007          2006 1
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $       11.18     $       11.96     $     11.06     $     10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .02               .34             .27             .37
Net realized and unrealized gain (loss)                           (.64)             (.60)            .86             .89
                                                         ------------------------------------------------------------------
Total from investment operations                                  (.62)             (.26)           1.13            1.26
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --              (.35)           (.18)           (.18)
Distributions from net realized gain                                --              (.17)           (.05)           (.02)
                                                         ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                --              (.52)           (.23)           (.20)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $       10.56      $      11.18     $     11.96     $     11.06
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               (5.55)%           (2.41)%         10.21%          12.66%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $     628,133     $     630,990     $   433,213     $   125,622
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $     645,082     $     577,347     $   272,038     $    45,647
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             0.40%             2.77%           2.34%           4.18%
Total expenses 5                                                  1.26%             1.24%           1.27%           1.33%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.26%             1.24%           1.26%           1.31%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%               18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Six Months Ended July 31, 2008    1.88%
        Year Ended January 31, 2008       1.87%
        Year Ended January 31, 2007       1.92%
        Period Ended January 31, 2006     2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F12 | ACTIVE ALLOCATION FUND

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2008                            YEAR ENDED JANUARY 31,
CLASS N                                                    (UNAUDITED)              2008            2007          2006 1
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $       11.24     $       12.02     $     11.09     $     10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .05               .41             .35             .46
Net realized and unrealized gain (loss)                           (.64)             (.61)            .86             .85
                                                         ------------------------------------------------------------------
Total from investment operations                                  (.59)             (.20)           1.21            1.31
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --              (.41)           (.23)           (.20)
Distributions from net realized gain                                --              (.17)           (.05)           (.02)
                                                         ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                --              (.58)           (.28)           (.22)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $       10.65     $       11.24     $     12.02     $     11.09
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               (5.25)%           (1.95)%         10.88%          13.18%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $     166,712     $     161,530     $   109,146     $    28,345
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $     169,080     $     145,988     $    62,929     $     9,156
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             0.95%             3.31%           3.07%           5.28%
Total expenses 5                                                  0.71%             0.70%           0.70%           0.73%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.71%             0.69%           0.70%           0.72%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%               18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Six Months Ended July 31, 2008    1.33%
        Year Ended January 31, 2008       1.33%
        Year Ended January 31, 2007       1.35%
        Period Ended January 31, 2006     1.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F13 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2008                            YEAR ENDED JANUARY 31,
CLASS Y                                                    (UNAUDITED)              2008            2007          2006 1
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $       11.33     $       12.10     $     11.13     $     10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .08               .50             .44             .39
Net realized and unrealized gain (loss)                           (.65)             (.63)            .85             .97
                                                         ------------------------------------------------------------------
Total from investment operations                                  (.57)             (.13)           1.29            1.36
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --              (.47)           (.27)           (.21)
Distributions from net realized gain                                --              (.17)           (.05)           (.02)
                                                         ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                --              (.64)           (.32)           (.23)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $       10.76     $       11.33     $     12.10     $     11.13
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               (5.03)%           (1.38)%         11.56%          13.72%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $       3,840     $       3,789     $     2,783     $       482
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $       3,883     $       3,663     $     1,317     $       196
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             1.52%             3.98%           3.79%           4.44%
Total expenses 5                                                  0.14%             0.13%           0.11%           0.33%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.14%             0.13%           0.11%           0.21%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%               18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Six Months Ended July 31, 2008   0.76%
        Year Ended January 31, 2008      0.76%
        Year Ended January 31, 2007      0.76%
        Period Ended January 31, 2006    1.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F14 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the "Fund") is a series of the Trust whose investment objective is to seek long-term growth of capital with a secondary objective of current income. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table

                          F15 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

      To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

      The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

      Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in

                          F16 | ACTIVE ALLOCATION FUND
the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended January 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2008, the Fund had available for federal income tax purposes post-October foreign currency losses of $276,537.

      As of July 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $7,067,567 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses

                          F17 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities           $2,957,725,896
             Federal tax cost of other investments        22,907,562
                                                      --------------
             Total federal tax cost                   $2,980,633,458
                                                      ==============

             Gross unrealized appreciation            $   17,672,097
             Gross unrealized depreciation              (339,329,691)
                                                      --------------
             Net unrealized depreciation              $ (321,657,594)
                                                      ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

             Projected Benefit Obligations Increased           $ 38,145
             Payments Made to Retired Trustees                       32
             Accumulated Liability as of July 31, 2008          112,308

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as

                          F18 | ACTIVE ALLOCATION FUND
though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

                          F19 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                                 SIX MONTHS ENDED JULY 31, 2008       YEAR ENDED JANUARY 31, 2008
                                                                       SHARES            AMOUNT          SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                               21,959,624     $ 245,423,138      55,772,313     $ 692,918,762
Dividends and/or distributions reinvested                                  --                --       5,622,995        66,806,258
Redeemed                                                          (13,664,996)     (151,896,334)    (16,930,276)     (208,436,954)
                                                                 ------------------------------------------------------------------
Net increase                                                        8,294,628     $  93,526,804      44,465,032     $ 551,288,066
                                                                 ==================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                                6,284,430     $  69,521,550      16,273,470     $ 200,111,397
Dividends and/or distributions reinvested                                  --                --       1,608,626        18,997,933
Redeemed                                                           (5,130,419)      (56,765,661)     (6,916,902)      (84,617,320)
                                                                 ------------------------------------------------------------------
Net increase                                                        1,154,011     $  12,755,889      10,965,194     $ 134,492,010
                                                                 ==================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                                9,480,401     $ 104,506,003      25,614,816     $ 314,499,898
Dividends and/or distributions reinvested                                  --                --       2,206,578        26,014,894
Redeemed                                                           (6,430,144)      (70,708,519)     (7,591,141)      (92,050,486)
                                                                 ------------------------------------------------------------------
Net increase                                                        3,050,257     $  33,797,484      20,230,253     $ 248,464,306
                                                                 ==================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                                3,075,076     $  34,095,739       6,924,608     $  85,551,101
Dividends and/or distributions reinvested                                  --                --         609,598         7,223,732
Redeemed                                                           (1,784,341)      (19,743,088)     (2,248,973)      (27,626,681)
                                                                 ------------------------------------------------------------------
Net increase                                                        1,290,735     $  14,352,651       5,285,233     $  65,148,152
                                                                 ==================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                                   83,088     $     924,486         212,825     $   2,659,299
Dividends and/or distributions reinvested                                  --                --          17,705           211,401
Redeemed                                                              (60,630)         (672,151)       (126,203)       (1,546,046)
                                                                 ------------------------------------------------------------------
Net increase                                                           22,458     $     252,335         104,327     $   1,324,654
                                                                 ==================================================================

                          F20 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2008, were as follows:

                                                  PURCHASES          SALES
     ---------------------------------------------------------------------
     Investment securities                     $195,643,851    $24,146,670

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund's investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund's investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 31, 2008 was 0.57%.

      The Fund pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2008, the Fund paid $1,715,114 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the

                          F21 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $7,696,042, $5,170,978 and $1,569,544, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                                           CLASS A         CLASS B         CLASS C         CLASS N
                                                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                                                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                                                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS                                             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                                                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2008                                           $1,595,948         $14,539        $483,482         $70,424         $10,401

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the six months ended July 31, 2008, the Manager reimbursed the Fund $4,875, $1,528, $2,183, $571 and $13 for
Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

                          F22 | ACTIVE ALLOCATION FUND

      Prior to June 1, 2008, the Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended July 31, 2008, the Manager waived $9,025 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of July 31, 2008, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is

                          F23 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

                          F24 | ACTIVE ALLOCATION FUND

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                          F25 | ACTIVE ALLOCATION FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                          F26 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           15 | ACTIVE ALLOCATION FUND




  JULY 31, 2008

--------------------------------------------------------------------------------

    Moderate                                                Management
    Investor Fund                                          Commentaries
    A Series of Oppenheimer Portfolio Series                   and
                                                            Semiannual
                                                              Report

--------------------------------------------------------------------------------

    MANAGEMENT COMMENTARIES

      An Interview with Your Fund's Managers

    SEMIANNUAL REPORT

      Listing of Investments

      Financial Statements

                                                 [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

[PIE CHART]

Fixed Income Funds              45.5%
U.S. Equity Funds               34.5
Alternative Investment Funds    10.3
Global Equity Fund               9.7

Fund holdings and allocations are subject to change. Percentages are as of July 31, 2008, and are based on the total market value of investments in affiliated companies.

                           10 | MODERATE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

      CLASS Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                           11 | MODERATE INVESTOR FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the

                           12 | MODERATE INVESTOR FUND

      Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING         ENDING         EXPENSES
                                 ACCOUNT           ACCOUNT        PAID DURING
                                 VALUE             VALUE          6 MONTHS ENDED
ACTUAL                           FEBRUARY 1, 2008  JULY 31, 2008  JULY 31, 2008
---------------------------------------------------------------------------------
Class A                          $1,000.00         $  968.20      $1.91
---------------------------------------------------------------------------------
Class B                           1,000.00            965.20       5.83
---------------------------------------------------------------------------------
Class C                           1,000.00            965.10       5.64
---------------------------------------------------------------------------------
Class N                           1,000.00            967.10       3.18
---------------------------------------------------------------------------------
Class Y                           1,000.00            970.10       0.05

HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------
Class A                           1,000.00          1,022.92       1.96
---------------------------------------------------------------------------------
Class B                           1,000.00          1,018.95       5.99
---------------------------------------------------------------------------------
Class C                           1,000.00          1,019.14       5.79
---------------------------------------------------------------------------------
Class N                           1,000.00          1,021.63       3.27
---------------------------------------------------------------------------------
Class Y                           1,000.00          1,024.81       0.05

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2008 are as follows:

CLASS      EXPENSE RATIOS
--------------------------
Class A        0.39%
--------------------------
Class B        1.19
--------------------------
Class C        1.15
--------------------------
Class N        0.65
--------------------------
Class Y        0.01

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                           13 | MODERATE INVESTOR FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                           14 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.8% 1
--------------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUNDS--10.3%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        6,114,697    $   56,805,536
--------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                            2,744,141        52,056,358
                                                                            ----------------

                                                                               108,861,894

--------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--45.4%
Oppenheimer Champion Income Fund, Cl. Y                       13,750,660       106,292,600
--------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             22,553,164       213,127,394
--------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                     8,079,355        52,354,226
--------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y               11,095,882       107,408,141
                                                                            ----------------

                                                                               479,182,361

--------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--9.6%
Oppenheimer Global Fund, Cl. Y                                 1,635,514       101,827,060
--------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--34.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                   2,260,574       105,975,697
--------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                            3,254,326       103,845,524
--------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                4,299,347        52,065,102
--------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                  4,529,379       101,911,037
                                                                            ----------------

                                                                               363,797,360

--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,134,837,927)                   99.8%    1,053,668,675
--------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.2         2,601,803
                                                              ------------------------------

NET ASSETS                                                         100.0%   $1,056,270,478
                                                              ==============================

                          F1 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES            GROSS              GROSS             SHARES
                                                         JANUARY 31, 2008        ADDITIONS         REDUCTIONS      JULY 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    1,971,338          313,897             24,661          2,260,574
Oppenheimer Champion Income Fund, Cl. Y                        10,823,248        3,074,285            146,873         13,750,660
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y         6,896,989          789,852          1,572,144          6,114,697
Oppenheimer Core Bond Fund, Cl. Y                              19,762,236        3,539,564            748,636         22,553,164
Oppenheimer Global Fund, Cl. Y                                  1,368,498          285,440             18,424          1,635,514
Oppenheimer Institutional Money Market Fund, Cl. E              1,346,117       62,240,590         63,586,707                 --
Oppenheimer International Bond Fund, Cl. Y                      8,350,987        1,248,225          1,519,857          8,079,355
Oppenheimer Limited-Term Government Fund, Cl. Y                10,121,883        1,706,533            732,534         11,095,882
Oppenheimer Main Street Fund, Cl. Y                             2,683,355          606,777             35,806          3,254,326
Oppenheimer Main Street Opportunity Fund, Cl. Y                 3,514,973          831,700             47,326          4,299,347
Oppenheimer Real Estate Fund, Cl. Y                             2,112,124          663,117             31,100          2,744,141
Oppenheimer Value Fund, Cl. Y                                   3,731,119          848,994             50,734          4,529,379

                                                                                                     DIVIDEND           REALIZED
                                                                                     VALUE             INCOME        GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                $  105,975,697        $        --        $  (217,693)
Oppenheimer Champion Income Fund, Cl. Y                                        106,292,600          4,123,146           (244,652)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                         56,805,536                 --          1,061,198
Oppenheimer Core Bond Fund, Cl. Y                                              213,127,394          6,436,062           (479,043)
Oppenheimer Global Fund, Cl. Y                                                 101,827,060                 --           (354,498)
Oppenheimer Institutional Money Market Fund, Cl. E                                      --             15,847                 --
Oppenheimer International Bond Fund, Cl. Y                                      52,354,226          1,166,463            239,098
Oppenheimer Limited-Term Government Fund, Cl. Y                                107,408,141          2,672,707           (133,652)
Oppenheimer Main Street Fund, Cl. Y                                            103,845,524                 --           (449,212)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                 52,065,102                 --           (198,760)
Oppenheimer Real Estate Fund, Cl. Y                                             52,056,358            410,647           (204,976)
Oppenheimer Value Fund, Cl. Y                                                  101,911,037                 --           (387,270)
                                                                            ------------------------------------------------------
                                                                            $1,053,668,675        $14,824,872        $(1,369,460)
                                                                            ======================================================

                          F2 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

   2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).

   3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of July 31, 2008:

                                                     INVESTMENTS IN   OTHER FINANCIAL
   VALUATION DESCRIPTION                                 SECURITIES      INSTRUMENTS*
   ------------------------------------------------------------------------------------
   Level 1--Quoted Prices                            $1,053,668,675               $--
   Level 2--Other Significant Observable Inputs                  --                --
   Level 3--Significant Unobservable Inputs                      --                --
                                                     ----------------------------------
   Total                                             $1,053,668,675               $--
                                                     ==================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F3 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

July 31, 2008

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments--
affiliated companies (cost $1,134,837,927)                           $1,053,668,675
-------------------------------------------------------------------------------------
Cash                                                                      1,199,069
-------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                        4,393,183
Dividends                                                                 2,697,177
Other                                                                        16,343
                                                                     ----------------
Total assets                                                          1,061,974,447

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased                                                     3,897,579
Shares of beneficial interest redeemed                                    1,401,624
Distribution and service plan fees                                          220,171
Transfer and shareholder servicing agent fees                               112,427
Trustees' compensation                                                       53,211
Other                                                                        18,957
                                                                     ----------------
Total liabilities                                                         5,703,969

-------------------------------------------------------------------------------------
NET ASSETS                                                           $1,056,270,478
                                                                     ================

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------

Par value of shares of beneficial interest                           $       99,603
-------------------------------------------------------------------------------------
Additional paid-in capital                                            1,108,252,165
-------------------------------------------------------------------------------------
Accumulated net investment income                                        11,527,096
-------------------------------------------------------------------------------------
Accumulated net realized gain on investments                             17,560,866
-------------------------------------------------------------------------------------
Net unrealized depreciation on investments                              (81,169,252)
                                                                     ----------------
NET ASSETS                                                           $1,056,270,478
                                                                     ================

                          F4 | MODERATE INVESTOR FUND

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $548,247,745
and 51,417,128 shares of beneficial interest outstanding)                                          $10.66
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $11.31
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $141,104,685 and 13,388,719 shares
of beneficial interest outstanding)                                                                $10.54
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $255,572,066 and 24,296,482 shares
of beneficial interest outstanding)                                                                $10.52
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $109,028,134 and 10,285,023 shares
of beneficial interest outstanding)                                                                $10.60
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $2,317,848 and 216,117 shares of beneficial interest outstanding)                               $10.72

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F5 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2008

---------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------

Dividends from affiliated companies                          $ 14,824,872
---------------------------------------------------------------------------
Interest                                                           14,067
                                                             --------------
Total investment income                                        14,838,939

---------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------

Distribution and service plan fees:
Class A                                                           662,036
Class B                                                           690,924
Class C                                                         1,235,679
Class N                                                           262,872
---------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                           304,540
Class B                                                           108,032
Class C                                                           155,479
Class N                                                            70,651
---------------------------------------------------------------------------
Shareholder communications:
Class A                                                            39,199
Class B                                                            16,284
Class C                                                            15,451
Class N                                                             2,021
Class Y                                                                 7
---------------------------------------------------------------------------
Trustees' compensation                                             23,134
---------------------------------------------------------------------------
Custodian fees and expenses                                         2,663
---------------------------------------------------------------------------
Other                                                              24,072
                                                             --------------
Total expenses                                                  3,613,044
Less reduction to custodian expenses                                  (58)
Less waivers and reimbursements of expenses                          (390)
                                                             --------------
Net expenses                                                    3,612,596

---------------------------------------------------------------------------
NET INVESTMENT INCOME                                          11,226,343

---------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
---------------------------------------------------------------------------

Net realized loss on investments from affiliated companies     (1,369,460)
---------------------------------------------------------------------------
Net change in unrealized depreciation on investments          (46,008,263)

---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(36,151,380)
                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F6 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS             YEAR
                                                                                         ENDED            ENDED
                                                                                 JULY 31, 2008      JANUARY 31,
                                                                                   (UNAUDITED)             2008
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------

Net investment income                                                           $   11,226,343     $ 34,634,100
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (1,369,460)      21,604,558
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                              (46,008,263)     (60,182,411)
                                                                                ---------------------------------
Net decrease in net assets resulting from operations                               (36,151,380)      (3,943,753)

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                     --      (18,904,451)
Class B                                                                                     --       (4,112,456)
Class C                                                                                     --       (7,591,061)
Class N                                                                                     --       (3,249,986)
Class Y                                                                                     --          (57,724)
                                                                                ---------------------------------
                                                                                            --      (33,915,678)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                     --       (3,981,106)
Class B                                                                                     --       (1,073,876)
Class C                                                                                     --       (1,892,622)
Class N                                                                                     --         (722,066)
Class Y                                                                                     --          (11,276)
                                                                                ---------------------------------
                                                                                            --       (7,680,946)

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             68,963,835      207,816,823
Class B                                                                             13,959,984       35,877,108
Class C                                                                             32,919,148      101,146,789
Class N                                                                             16,725,471       48,924,312
Class Y                                                                                511,060          734,860
                                                                                ---------------------------------
                                                                                   133,079,498      394,499,892

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------

Total increase                                                                      96,928,118      348,959,515
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                959,342,360      610,382,845
                                                                                ---------------------------------

End of period (including accumulated net investment income
of $11,527,096 and $300,753, respectively)                                      $1,056,270,478     $959,342,360
                                                                                =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F7 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                              ENDED
                                                      JULY 31, 2008               YEAR ENDED JANUARY 31,
CLASS A                                                 (UNAUDITED)         2008        2007      2006 1
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                       $  11.01     $  11.42    $  10.78    $  10.00
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                         .14          .54         .39         .38
Net realized and unrealized gain (loss)                        (.49)        (.41)        .55         .57
                                                           -----------------------------------------------
Total from investment operations                               (.35)         .13         .94         .95
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --         (.45)       (.27)       (.17)
Distributions from net realized gain                             --         (.09)       (.03)         --
                                                           -----------------------------------------------
Total dividends and/or distributions to shareholders             --         (.54)       (.30)       (.17)
----------------------------------------------------------------------------------------------------------

Net asset value, end of period                             $  10.66     $  11.01    $  11.42    $  10.78
                                                           ===============================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (3.18)%       1.01%       8.73%       9.58%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                   $548,248     $497,377    $313,311    $107,686
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $537,105     $423,981    $206,672    $ 43,984
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          2.50%        4.59%       3.57%       4.39%
Total expenses 5                                               0.39%        0.37%       0.40%       0.47%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses             0.39%        0.37%       0.40%       0.46%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%           3%          4%          0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

          Six Months Ended July 31, 2008      0.97%
          Year Ended January 31, 2008         0.95%
          Year Ended January 31, 2007         1.01%
          Period Ended January 31, 2006       1.15%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F8 | MODERATE INVESTOR FUND

                                                         SIX MONTHS
                                                              ENDED
                                                      JULY 31, 2008              YEAR ENDED JANUARY 31,
CLASS B                                                 (UNAUDITED)         2008        2007     2006 1
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                       $  10.92     $  11.34    $  10.74    $ 10.00
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                         .09          .42         .30        .31
Net realized and unrealized gain (loss)                        (.47)        (.39)        .54        .58
                                                           ----------------------------------------------
Total from investment operations                               (.38)         .03         .84        .89
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --         (.36)       (.21)      (.15)
Distributions from net realized gain                             --         (.09)       (.03)        --
                                                           ----------------------------------------------
Total dividends and/or distributions to shareholders             --         (.45)       (.24)      (.15)
---------------------------------------------------------------------------------------------------------

Net asset value, end of period                             $  10.54     $  10.92    $  11.34    $ 10.74
                                                           ==============================================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (3.48)%       0.18%       7.80%      8.90%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                   $141,104     $132,233    $101,929    $36,956
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $138,994     $121,584    $ 70,066    $15,521
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          1.70%        3.61%       2.73%      3.56%
Total expenses 5                                               1.19%        1.18%       1.21%      1.31%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses             1.19%        1.18%       1.21%      1.29%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%           3%          4%         0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

          Six Months Ended July 31, 2008      1.77%
          Year Ended January 31, 2008         1.76%
          Year Ended January 31, 2007         1.82%
          Period Ended January 31, 2006       1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F9 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2008              YEAR ENDED JANUARY 31,
CLASS C                                                    (UNAUDITED)         2008        2007     2006 1
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $  10.90     $  11.33    $  10.73    $ 10.00
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .09          .45         .30        .31
Net realized and unrealized gain (loss)                           (.47)        (.41)        .54        .57
                                                              ----------------------------------------------
Total from investment operations                                  (.38)         .04         .84        .88
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --         (.38)       (.21)      (.15)
Distributions from net realized gain                                --         (.09)       (.03)        --
                                                              ----------------------------------------------
Total dividends and/or distributions to shareholders                --         (.47)       (.24)      (.15)
------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $  10.52     $  10.90    $  11.33    $ 10.73
                                                              ==============================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               (3.49)%       0.24%       7.85%      8.82%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                      $255,572     $231,792    $142,351    $47,904
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $248,624     $193,641    $ 95,773    $19,527
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             1.74%        3.88%       2.78%      3.64%
Total expenses 5                                                  1.15%        1.14%       1.16%      1.23%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                1.15%        1.14%       1.16%      1.22%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              4%           3%          4%         0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

          Six Months Ended July 31, 2008      1.73%
          Year Ended January 31, 2008         1.72%
          Year Ended January 31, 2007         1.77%
          Period Ended January 31, 2006       1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F10 | MODERATE INVESTOR FUND

                                                          SIX MONTHS
                                                               ENDED
                                                       JULY 31, 2008            YEAR ENDED JANUARY 31,
CLASS N                                                  (UNAUDITED)        2008       2007     2006 1
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                        $  10.96     $ 11.38    $ 10.76    $ 10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .12         .51        .40        .40
Net realized and unrealized gain (loss)                         (.48)       (.41)       .51        .53
                                                            --------------------------------------------
Total from investment operations                                (.36)        .10        .91        .93
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --        (.43)      (.26)      (.17)
Distributions from net realized gain                              --        (.09)      (.03)        --
                                                            --------------------------------------------
Total dividends and/or distributions to shareholders              --        (.52)      (.29)      (.17)
--------------------------------------------------------------------------------------------------------

Net asset value, end of period                              $  10.60     $ 10.96    $ 11.38    $ 10.76
                                                            ============================================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             (3.29)%      0.72%      8.47%      9.35%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                    $109,028     $96,080    $51,620    $12,117
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $105,798     $73,754    $27,110    $ 4,158
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.24%       4.36%      3.58%      4.56%
Total expenses 5                                                0.65%       0.64%      0.65%      0.68%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses              0.65%       0.64%      0.65%      0.67%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            4%          3%         4%         0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

          Six Months Ended July 31, 2008      1.23%
          Year Ended January 31, 2008         1.22%
          Year Ended January 31, 2007         1.26%
          Period Ended January 31, 2006       1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F11 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                               ENDED
                                                       JULY 31, 2008         YEAR ENDED JANUARY 31,
CLASS Y                                                  (UNAUDITED)       2008      2007    2006 1
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $11.05     $11.45    $10.79    $10.00
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .16        .55       .56       .36
Net realized and unrealized gain (loss)                         (.49)      (.38)      .43       .61
                                                              ---------------------------------------
Total from investment operations                                (.33)       .17       .99       .97
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --       (.48)     (.30)     (.18)
Distributions from net realized gain                              --       (.09)     (.03)       --
                                                              ---------------------------------------
Total dividends and/or distributions to shareholders              --       (.57)     (.33)     (.18)
-----------------------------------------------------------------------------------------------------

Net asset value, end of period                                $10.72     $11.05    $11.45    $10.79
                                                              =======================================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             (2.99)%     1.39%     9.18%     9.79%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                      $2,318     $1,860    $1,172    $  316
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $2,283     $1,315    $  335    $  216
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.87%      4.67%     5.06%     4.20%
Total expenses 5                                                0.01%      0.02%     0.00%     0.28%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses              0.01%      0.02%     0.00%     0.12%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            4%         3%        4%        0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

          Six Months Ended July 31, 2008      0.59%
          Year Ended January 31, 2008         0.60%
          Year Ended January 31, 2007         0.61%
          Period Ended January 31, 2006       0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F12 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the "Fund") is a series of the Trust whose investment objective is to seek long-term growth of capital and current income. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a diversified portfolio of Oppenheimer mututal funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets

                          F13 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

      To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

      The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

      Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

                          F14 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      As of July 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,369,460. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities    $1,137,454,587
                                              ==============

            Gross unrealized appreciation     $   17,833,061
            Gross unrealized depreciation       (101,618,973)
                                              --------------
            Net unrealized depreciation       $  (83,785,912)
                                              ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the

                          F15 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

            Projected Benefit Obligations Increased     $13,310
            Payments Made to Retired Trustees                11
            Accumulated Liability as of July 31, 2008    38,427

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the

                          F16 | MODERATE INVESTOR FUND

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JULY 31, 2008    YEAR ENDED JANUARY 31, 2008
                                  SHARES           AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                          11,754,756     $129,481,471     23,670,312    $277,504,057
Dividends and/or
distributions reinvested              --               --      1,911,665      21,792,987
Redeemed                      (5,516,269)     (60,517,636)    (7,842,283)    (91,480,221)
                              ------------------------------------------------------------
Net increase                   6,238,487     $ 68,963,835     17,739,694    $207,816,823
                              ============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                           3,116,043     $ 33,938,426      5,367,940    $ 62,105,890
Dividends and/or
distributions reinvested              --               --        445,664       5,044,923
Redeemed                      (1,831,419)     (19,978,442)    (2,696,518)    (31,273,705)
                              ------------------------------------------------------------
Net increase                   1,284,624     $ 13,959,984      3,117,086    $ 35,877,108
                              ============================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                           6,001,025     $ 65,115,822     11,349,465    $131,882,421
Dividends and/or
distributions reinvested              --               --        782,773       8,845,325
Redeemed                      (2,966,540)     (32,196,674)    (3,432,256)    (39,580,957)
                              ------------------------------------------------------------
Net increase                   3,034,485     $ 32,919,148      8,699,982    $101,146,789
                              ============================================================

                          F17 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                           SIX MONTHS ENDED JULY 31, 2008    YEAR ENDED JANUARY 31, 2008
                                 SHARES            AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS N
Sold                          3,344,599      $ 36,634,984      6,083,743    $ 70,781,442
Dividends and/or
distributions reinvested             --                --        327,476       3,720,127
Redeemed                     (1,826,753)      (19,909,513)    (2,181,216)    (25,577,257)
                             -------------------------------------------------------------
Net increase                  1,517,846      $ 16,725,471      4,230,003    $ 48,924,312
                             =============================================================

------------------------------------------------------------------------------------------
CLASS Y
Sold                             83,083      $    913,705         84,671    $    956,883
Dividends and/or
distributions reinvested             --                --          6,021          68,943
Redeemed                        (35,255)         (402,645)       (24,775)       (290,966)
                             -------------------------------------------------------------
Net increase                     47,828      $    511,060         65,917    $    734,860
                             =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2008, were as follows:

                                       PURCHASES         SALES
            --------------------------------------------------
            Investment securities   $190,066,332   $45,908,405

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund's investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund's investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 31, 2008 was 0.55%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2008, the Fund paid $606,270 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

                          F18 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $2,248,542, $1,960,942 and $1,092,155, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
SIX MONTHS ENDED      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
July 31, 2008            $656,796          $10,179         $194,064          $27,373           $3,874

                          F19 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      Prior to June 1, 2008, the Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended July 31, 2008, the Manager waived $390 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                          F20 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           15 | MODERATE INVESTOR FUND




  JULY 31, 2008

--------------------------------------------------------------------------------

                                                                 Management
      Conservative                                              Commentaries
      Investor Fund                                                 and
      A Series of Oppenheimer Portfolio Series                   Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

           An Interview with Your Fund's Managers

      SEMIANNUAL REPORT

           Listing of Investments

           Financial Statements

                                                     [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

[PIE CHART]

Fixed Income Funds                    67.3%
U.S. Equity Funds                     16.2
Alternative Investment Funds          11.2
Global Equity Fund                     5.3

Fund holdings and allocations are subject to change. Percentages are as of July 31, 2008, and are based on the total market value of investments in affiliated companies.

                         10 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                         11 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

      CLASS Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                         12 | CONSERVATIVE INVESTOR FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                         13 | CONSERVATIVE INVESTOR FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING           ENDING           EXPENSES
                                  ACCOUNT             ACCOUNT          PAID DURING
                                  VALUE               VALUE            6 MONTHS ENDED
ACTUAL                            FEBRUARY 1, 2008    JULY 31, 2008    JULY 31, 2008
---------------------------------------------------------------------------------------
Class A                           $ 1,000.00          $   977.70       $ 1.82
---------------------------------------------------------------------------------------
Class B                             1,000.00              973.80         5.76
---------------------------------------------------------------------------------------
Class C                             1,000.00              974.60         5.66
---------------------------------------------------------------------------------------
Class N                             1,000.00              976.60         3.45
---------------------------------------------------------------------------------------
Class Y                             1,000.00              978.70         0.34

HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------------
Class A                             1,000.00            1,023.02         1.86
---------------------------------------------------------------------------------------
Class B                             1,000.00            1,019.05         5.89
---------------------------------------------------------------------------------------
Class C                             1,000.00            1,019.14         5.79
---------------------------------------------------------------------------------------
Class N                             1,000.00            1,021.38         3.52
---------------------------------------------------------------------------------------
Class Y                             1,000.00            1,024.52         0.35

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying expenses, based on the 6-month period ended July 31, 2008 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Class A                  0.37%
----------------------------------
Class B                  1.17
----------------------------------
Class C                  1.15
----------------------------------
Class N                  0.70
----------------------------------
Class Y                  0.07

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                         14 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                               SHARES            VALUE
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.7% 1
----------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUNDS--11.2%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     2,855,569    $  26,528,235
----------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                         1,292,462       24,518,002
                                                                         ---------------
                                                                            51,046,237

----------------------------------------------------------------------------------------
FIXED INCOME FUNDS--67.1%
Oppenheimer Champion Income Fund, Cl. Y                     6,750,843       52,184,023
----------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                          15,885,770      150,120,518
----------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                  3,798,627       24,615,107
----------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y             8,053,029       77,953,325
                                                                         ---------------
                                                                           304,872,973

----------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--5.3%
Oppenheimer Global Fund, Cl. Y                                385,105       23,976,606
----------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--16.1%
Oppenheimer Capital Appreciation Fund, Cl. Y                  531,230       24,904,018
----------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                           765,173       24,416,675
----------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                               1,065,974       23,984,428
                                                                         ---------------
                                                                            73,305,121

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $477,950,054)                  99.7%     453,200,937
----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                   0.3        1,273,150
                                                           -----------------------------
NET ASSETS                                                      100.0%   $ 454,474,087
                                                           =============================

                         F1 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES                                         SHARES
                                                           JANUARY 31,            GROSS          GROSS       JULY 31,
                                                                  2008        ADDITIONS     REDUCTIONS           2008
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   430,901          108,272          7,943        531,230
Oppenheimer Champion Income Fund, Cl. Y                      4,973,921        1,876,455         99,533      6,750,843
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y      3,003,733          497,008        645,172      2,855,569
Oppenheimer Core Bond Fund, Cl. Y                           12,965,949        3,202,807        282,986     15,885,770
Oppenheimer Global Fund, Cl. Y                                 300,157           90,832          5,884        385,105
Oppenheimer Institutional Money Market Fund, Cl. E           1,112,684       45,352,291     46,464,975             --
Oppenheimer International Bond Fund, Cl. Y                   3,634,483          764,005        599,861      3,798,627
Oppenheimer Limited-Term Government Fund, Cl. Y              6,837,271        1,601,761        386,003      8,053,029
Oppenheimer Main Street Fund, Cl. Y                            588,201          188,541         11,569        765,173
Oppenheimer Real Estate Fund, Cl. Y                            942,921          369,283         19,742      1,292,462
Oppenheimer Value Fund, Cl. Y                                  818,623          263,673         16,322      1,065,974

                                                                                              DIVIDEND       REALIZED
                                                                                  VALUE         INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                              $  24,904,018    $        --    $   (59,192)
Oppenheimer Champion Income Fund, Cl. Y                                      52,184,023      1,952,795       (149,302)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                      26,528,235             --        475,899
Oppenheimer Core Bond Fund, Cl. Y                                           150,120,518      4,364,053       (158,104)
Oppenheimer Global Fund, Cl. Y                                               23,976,606             --        (97,104)
Oppenheimer Institutional Money Market Fund, Cl. E                                   --         10,065             --
Oppenheimer International Bond Fund, Cl. Y                                   24,615,107        525,087         77,009
Oppenheimer Limited-Term Government Fund, Cl. Y                              77,953,325      1,864,344        (66,332)
Oppenheimer Main Street Fund, Cl. Y                                          24,416,675             --       (135,250)
Oppenheimer Real Estate Fund, Cl. Y                                          24,518,002        184,945       (115,975)
Oppenheimer Value Fund, Cl. Y                                                23,984,428             --       (109,631)
                                                                          --------------------------------------------
                                                                          $ 453,200,937    $ 8,901,289    $  (337,982)
                                                                          ============================================

                         F2 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of July 31, 2008:

                                                             INVESTMENTS     OTHER FINANCIAL
VALUATION DESCRIPTION                                      IN SECURITIES        INSTRUMENTS*
----------------------------------------------------------------------------------------------
Level 1--Quoted Prices                                     $ 453,200,937               $  --
Level 2--Other Significant Observable Inputs                          --                  --
Level 3--Significant Unobservable Inputs                              --                  --
                                                           -----------------------------------
Total                                                      $ 453,200,937               $  --
                                                           ===================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F3 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

July 31, 2008

---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments--
affiliated companies (cost $477,950,054)                                            $ 453,200,937
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                      2,386,910
Dividends                                                                               1,675,490
Investments sold                                                                          456,397
Other                                                                                       7,072
                                                                                    ---------------
Total assets                                                                          457,726,806

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------

Bank overdraft                                                                            460,181
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                   1,674,300
Shares of beneficial interest redeemed                                                    938,185
Distribution and service plan fees                                                         92,174
Transfer and shareholder servicing agent fees                                              43,145
Trustees' compensation                                                                     19,288
Shareholder communications                                                                 10,778
Other                                                                                      14,668
                                                                                    ---------------
Total liabilities                                                                       3,252,719

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $ 454,474,087
                                                                                    ===============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                          $      43,478
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                            468,934,632
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                       7,598,279
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                            2,646,815
---------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                            (24,749,117)
                                                                                    ---------------
NET ASSETS                                                                          $ 454,474,087
                                                                                    ===============

                         F4 | CONSERVATIVE INVESTOR FUND

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $228,320,615 and
21,725,298 shares of beneficial interest outstanding)                                                  $ 10.51
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)        $ 11.15
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $40,859,037 and 3,932,071 shares of
beneficial interest outstanding)                                                                       $ 10.39
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $116,647,236 and
11,249,016 shares of beneficial interest outstanding)                                                  $ 10.37
----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $67,903,151 and 6,500,919 shares of beneficial
interest outstanding)                                                                                  $ 10.45
----------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $744,048
and 70,426 shares of beneficial interest outstanding)                                                  $ 10.56

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F5 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2008

--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------

Dividends from affiliated companies                                     $  8,901,289
--------------------------------------------------------------------------------------
Interest                                                                       6,308
                                                                        --------------
Total investment income                                                    8,907,597

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------

Distribution and service plan fees:
Class A                                                                      264,919
Class B                                                                      188,889
Class C                                                                      539,897
Class N                                                                      159,964
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       96,995
Class B                                                                       25,902
Class C                                                                       68,363
Class N                                                                       59,399
Class Y                                                                          163
--------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       17,503
Class B                                                                        4,315
Class C                                                                        7,622
Class N                                                                        1,126
Class Y                                                                           13
--------------------------------------------------------------------------------------
Trustees' compensation                                                         8,827
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                    1,050
--------------------------------------------------------------------------------------
Other                                                                         17,142
                                                                        --------------
Total expenses                                                             1,462,089
Less reduction to custodian expenses                                            (108)
Less waivers and reimbursements of expenses                                     (176)
                                                                        --------------
Net expenses                                                               1,461,805

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      7,445,792

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------------

Net realized loss on investments from affiliated companies                  (337,982)
--------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                     (17,820,869)

--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(10,713,059)
                                                                        ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F6 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           SIX MONTHS             YEAR
                                                                                                ENDED            ENDED
                                                                                        JULY 31, 2008      JANUARY 31,
                                                                                          (UNAUDITED)             2008
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                   $   7,445,792     $ 13,616,741
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                     (337,982)       3,794,075
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                     (17,820,869)     (12,522,384)
                                                                                        --------------------------------
Net increase (decrease) in net assets resulting from operations                           (10,713,059)       4,888,432

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                            --       (7,251,696)
Class B                                                                                            --       (1,017,520)
Class C                                                                                            --       (3,039,227)
Class N                                                                                            --       (1,836,835)
Class Y                                                                                            --          (29,725)
                                                                                        --------------------------------
                                                                                                   --      (13,175,003)

------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                            --       (1,026,863)
Class B                                                                                            --         (175,905)
Class C                                                                                            --         (509,106)
Class N                                                                                            --         (274,075)
Class Y                                                                                            --           (3,952)
                                                                                        --------------------------------
                                                                                                   --       (1,989,901)

------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                    34,302,534       93,910,947
Class B                                                                                     6,797,078       13,829,566
Class C                                                                                    20,660,496       50,792,318
Class N                                                                                    10,751,401       39,096,928
Class Y                                                                                       161,642          504,155
                                                                                        --------------------------------
                                                                                           72,673,151      198,133,914

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------

Total increase                                                                             61,960,092      187,857,442
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       392,513,995      204,656,553
                                                                                        --------------------------------
End of period (including accumulated net investment income of $7,598,279 and
$152,487, respectively)                                                                 $ 454,474,087     $392,513,995
                                                                                        ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F7 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                   ENDED
                                                           JULY 31, 2008                    YEAR ENDED JANUARY 31,
CLASS A                                                      (UNAUDITED)           2008          2007       2006 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $   10.75      $   10.93     $   10.53     $  10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                              .20            .55           .46          .38
Net realized and unrealized gain (loss)                             (.44)          (.24)          .29          .33
                                                               -----------------------------------------------------
Total from investment operations                                    (.24)           .31           .75          .71
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  --           (.43)         (.33)        (.18)
Distributions from net realized gain                                  --           (.06)         (.02)          --
                                                               -----------------------------------------------------
Total dividends and/or distributions to shareholders                  --           (.49)         (.35)        (.18)
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                 $   10.51      $   10.75     $   10.93     $  10.53
                                                               =====================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 (2.23)%         2.81%         7.11%        7.15%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                       $ 228,321      $ 199,125     $ 110,378     $ 46,318
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $ 215,714      $ 154,289     $  76,542     $ 21,844
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.81%          4.93%         4.24%        4.50%
Total expenses 5                                                    0.37%          0.35%         0.38%        0.53%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                 0.37%          0.35%         0.38%        0.51%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                4%            10%            5%          11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2008     0.92%
      Year Ended January 31, 2008        0.91%
      Year Ended January 31, 2007        0.98%
      Period Ended January 31, 2006      1.19%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F8 | CONSERVATIVE INVESTOR FUND

                                                              SIX MONTHS
                                                                   ENDED
                                                           JULY 31, 2008                    YEAR ENDED JANUARY 31,
CLASS B                                                      (UNAUDITED)          2008           2007       2006 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                            $  10.67      $  10.87       $  10.49      $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                              .16           .44            .36          .32
Net realized and unrealized gain (loss)                             (.44)         (.22)           .30          .32
                                                                ----------------------------------------------------
Total from investment operations                                    (.28)          .22            .66          .64
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  --          (.36)          (.26)        (.15)
Distributions from net realized gain                                  --          (.06)          (.02)          --
                                                                ----------------------------------------------------
Total dividends and/or distributions to shareholders                  --          (.42)          (.28)        (.15)
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                  $  10.39      $  10.67       $  10.87      $ 10.49
                                                                ====================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 (2.62)%        1.93%          6.28%        6.44%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                        $ 40,859      $ 35,068       $ 21,991      $ 9,163
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $ 38,019      $ 27,664       $ 15,882      $ 4,018
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.01%         4.01%          3.36%        3.74%
Total expenses 5                                                    1.17%         1.18%          1.23%        1.39%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                  1.17%         1.18%          1.23%        1.34%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                4%           10%             5%          11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2008     1.72%
      Year Ended January 31, 2008        1.74%
      Year Ended January 31, 2007        1.83%
      Period Ended January 31, 2006      2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F9 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                   ENDED
                                                           JULY 31, 2008                    YEAR ENDED JANUARY 31,
CLASS C                                                      (UNAUDITED)          2008           2007       2006 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $   10.64      $  10.85       $  10.48     $  10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                              .16           .46            .37          .32
Net realized and unrealized gain (loss)                             (.43)         (.24)           .29          .31
                                                               -----------------------------------------------------
Total from investment operations                                    (.27)          .22            .66          .63
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  --          (.37)          (.27)        (.15)
Distributions from net realized gain                                  --          (.06)          (.02)          --
                                                               -----------------------------------------------------
Total dividends and/or distributions to shareholders                  --          (.43)          (.29)        (.15)
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                 $   10.37      $  10.64       $  10.85     $  10.48
                                                               =====================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 (2.54)%        1.94%          6.28%        6.37%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                       $ 116,647      $ 98,955       $ 50,876     $ 19,145
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $ 108,671      $ 74,109       $ 35,277     $  7,647
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.03%         4.15%          3.46%        3.78%
Total expenses 5                                                    1.15%         1.15%          1.19%        1.36%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                  1.15%         1.15%          1.19%        1.33%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                4%           10%             5%          11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2008     1.70%
      Year Ended January 31, 2008        1.71%
      Year Ended January 31, 2007        1.79%
      Period Ended January 31, 2006      2.02%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F10 | CONSERVATIVE INVESTOR FUND

                                                              SIX MONTHS
                                                                   ENDED
                                                           JULY 31, 2008                    YEAR ENDED JANUARY 31,
CLASS N                                                      (UNAUDITED)          2008           2007       2006 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                            $  10.70      $  10.90       $  10.51      $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                              .19           .53            .44          .41
Net realized and unrealized gain (loss)                             (.44)         (.26)           .28          .28
                                                                ----------------------------------------------------
Total from investment operations                                    (.25)          .27            .72          .69
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  --          (.41)          (.31)        (.18)
Distributions from net realized gain                                  --          (.06)          (.02)          --
                                                                ----------------------------------------------------
Total dividends and/or distributions to shareholders                  --          (.47)          (.33)        (.18)
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                  $  10.45      $  10.70       $  10.90      $ 10.51
                                                                ====================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 (2.34)%        2.43%          6.84%        6.98%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                        $ 67,903      $ 58,762       $ 21,277      $ 7,569
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $ 64,388      $ 37,891       $ 13,671      $ 2,231
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.48%         4.74%          4.08%        4.82%
Total expenses 5                                                    0.70%         0.66%          0.66%        0.72%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                 0.70%         0.66%          0.66%        0.71%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                4%           10%             5%          11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2008     1.25%
      Year Ended January 31, 2008        1.22%
      Year Ended January 31, 2007        1.26%
      Period Ended January 31, 2006      1.38%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F11 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                   ENDED
                                                           JULY 31, 2008                    YEAR ENDED JANUARY 31,
CLASS Y                                                      (UNAUDITED)          2008           2007      2006 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                             $ 10.79       $ 10.96        $ 10.54      $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                              .22           .64            .49          .38
Net realized and unrealized gain (loss)                             (.45)         (.29)           .30          .35
                                                                 ---------------------------------------------------
Total from investment operations                                    (.23)          .35            .79          .73
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  --          (.46)          (.35)        (.19)
Distributions from net realized gain                                  --          (.06)          (.02)          --
                                                                 ---------------------------------------------------
Total dividends and/or distributions to shareholders                  --          (.52)          (.37)        (.19)
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                   $ 10.56       $ 10.79        $ 10.96      $ 10.54
                                                                 ===================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 (2.13)%        3.15%          7.50%        7.34%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                         $   744       $   604        $   135      $    96
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $   647       $   385        $   127      $    71
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               4.13%         5.70%          4.57%        4.42%
Total expenses 5                                                    0.07%         0.01%          0.06%        0.30%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                 0.07%         0.01%          0.06%        0.25%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                4%           10%             5%          11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2008     0.62%
      Year Ended January 31, 2008        0.57%
      Year Ended January 31, 2007        0.66%
      Period Ended January 31, 2006      0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F12 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the "Fund") is a series of the Trust whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a diversified portfolio of Oppenheimer mututal funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in

                        F13 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

     To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

     The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

     Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

     There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to

                        F14 | CONSERVATIVE INVESTOR FUND
each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     As of July 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $337,982 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities                 $ 478,678,723
                                                        =============
         Gross unrealized appreciation                  $   8,074,262
         Gross unrealized depreciation                    (33,552,048)
                                                        -------------
         Net unrealized depreciation                    $ (25,477,786)
                                                        =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active

                        F15 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

         Projected Benefit Obligations Increased        $  5,061
         Payments Made to Retired Trustees                     4
         Accumulated Liability as of July 31, 2008        13,824

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the

                        F16 | CONSERVATIVE INVESTOR FUND

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             SIX MONTHS ENDED JULY 31, 2008        YEAR ENDED JANUARY 31, 2008
                                                  SHARES             AMOUNT           SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                           6,136,018      $  65,841,490       12,148,307      $ 135,563,875
Dividends and/or distributions reinvested             --                 --          690,645          7,559,691
Redeemed                                      (2,941,221)       (31,538,956)      (4,406,363)       (49,212,619)
                                              -------------------------------------------------------------------
Net increase                                   3,194,797      $  34,302,534        8,432,589      $  93,910,947
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                           1,400,415      $  14,907,906        2,029,631      $  22,343,722
Dividends and/or distributions reinvested             --                 --          105,016          1,140,471
Redeemed                                        (755,636)        (8,110,828)        (870,723)        (9,654,627)
                                              -------------------------------------------------------------------
Net increase                                     644,779      $   6,797,078        1,263,924      $  13,829,566
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                           3,544,987      $  37,620,515        6,283,929      $  69,461,639
Dividends and/or distributions reinvested             --                 --          294,395          3,191,243
Redeemed                                      (1,592,370)       (16,960,019)      (1,969,339)       (21,860,564)
                                              -------------------------------------------------------------------
Net increase                                   1,952,617      $  20,660,496        4,608,985      $  50,792,318
                                              ===================================================================

                        F17 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                             SIX MONTHS ENDED JULY 31, 2008        YEAR ENDED JANUARY 31, 2008
                                                 SHARES              AMOUNT           SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                          2,045,027       $  21,844,170        5,418,049      $ 60,119,664
Dividends and/or distributions reinvested            --                  --          166,742         1,815,822
Redeemed                                     (1,037,035)        (11,092,769)      (2,044,399)      (22,838,558)
                                             -------------------------------------------------------------------
Net increase                                  1,007,992       $  10,751,401        3,540,392      $ 39,096,928
                                             ===================================================================

----------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                             26,636       $     291,109           70,557      $    802,208
Dividends and/or distributions reinvested            --                  --            2,971            32,626
Redeemed                                        (12,173)           (129,467)         (29,847)         (330,679)
                                             -------------------------------------------------------------------
Net increase                                     14,463       $     161,642           43,681      $    504,155
                                             ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2008, were as follows:

                                                 PURCHASES             SALES
         -------------------------------------------------------------------
         Investment securities               $ 103,378,389      $ 18,686,303

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund's investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund's Investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 31, 2008 was 0.52%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2008, the Fund paid $232,930 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

                        F18 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $534,001, $809,892 and $713,619, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                            CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                          FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                      SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                        RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
SIX MONTHS ENDED        DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
July 31, 2008              $235,261           $4,340          $87,294          $14,619             $648

                        F19 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     Prior to June 1, 2008, the Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended July 31, 2008, the Manager waived $176 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                        F20 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         15 | CONSERVATIVE INVESTOR FUND




ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008